      As filed with the Securities and Exchange Commission on July 18, 2008
                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Post-Effective Amendment No. 156 [X]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 156 [X]
                        (Check appropriate box or boxes)

                                   ----------

                                  iShares Trust
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                     c/o State Street Bank and Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                   ----------

                                 With Copies to:

   MARGERY K. NEALE, ESQ.        BENJAMIN J. HASKIN, ESQ.            ROB ZIVNUSKA, ESQ.
WILLKIE FARR & GALLAGHER LLP   WILLKIE FARR & GALLAGHER LLP   BARCLAYS GLOBAL INVESTORS, N.A.
     787 SEVENTH AVENUE             1875 K STREET, NW                400 HOWARD STREET
  NEW YORK, NY 10019-6099       WASHINGTON, DC 20006-1238         SAN FRANCISCO, CA 94105

     It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[_]  On (date) pursuant to paragraph (b)

[_]  On (date) pursuant to paragraph (a)(1)

[_]  On (date) pursuant to paragraph (a)(2)

     If appropriate, check the following box:

     [_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

iShares(R)

iShares Trust (the "Trust") is a registered investment company that consists of more than ___ separate investment portfolios called funds. This prospectus ("Prospectus") relates to the following Funds (each, a "Fund" and collectively, the "Funds"):

iShares S&P Target Date Retirement Income Index Fund iShares S&P Target Date 2010 Index Fund iShares S&P Target Date 2015 Index Fund iShares S&P Target Date 2020 Index Fund iShares S&P Target Date 2025 Index Fund iShares S&P Target Date 2030 Index Fund iShares S&P Target Date 2035 Index Fund iShares S&P Target Date 2040 Index Fund

Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of ______ shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as "Authorized Participants" may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    PROSPECTUS DATED ________________, 2008

Table of Contents

  Introduction ..................   1
  Investment Objectives of the      2
  Funds
  Summary of Principal              4
  Investment Strategies
  Principal Risks ...............   6
  Portfolio Holdings Information   10
  Description of the Funds ......  11
  iShares S&P Target Date          11
  Retirement Income Index Fund
  iShares S&P Target Date 2010     12
  Index Fund
  iShares S&P Target Date 2015     13
  Index Fund
  iShares S&P Target Date 2020     14
  Index Fund
  iShares S&P Target Date 2025     15
  Index Fund
  iShares S&P Target Date 2030     16
  Index Fund
  iShares S&P Target Date 2035     17
  Index Fund
  iShares S&P Target Date 2040     18
  Index Fund
  Performance Information .......  19
  Fees and Expenses .............  19
  A Further Discussion of
Principal Investment
  Strategies ....................  20
  Management ....................  23
  Shareholder Information .......  24
  Distribution ..................  29
  Financial Highlights ..........  29
  Index Provider ................  29
  Disclaimer ....................  30

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P Target Date Retirement Income Index," "S&P Target Date 2010 Index," "S&P Target Date 2015 Index," "S&P Target Date 2020 Index," "S&P Target Date 2025 Index," "S&P Target Date 2030 Index," "S&P Target Date 2035 Index" and "S&P Target Date 2040 Index" are trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and are marks that have been licensed for use for certain purposes by BGI.

Introduction

This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. Shares of each Fund are listed and trade at market prices on ____________ (the "Listing Exchange"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (each, an "Underlying Index"). Each Underlying Index is comprised entirely of securities of iShares funds (the "Underlying Funds") that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. Each Fund is an ETF fund of funds that invest primarily in other iShares funds.

The Underlying Indexes are designed to provide exposure to a diversified array of financial assets, as well as to the investment opportunity generally available in target date funds. Each year, Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) ("S&P") conducts a survey of target date funds and combines the raw survey data to derive an allocation strategy for each of the Underlying Indexes. The Underlying Indexes are designed to correspond to the asset class exposures identified in S&P's survey process. Each Underlying Index is representative of the opportunity available to investors for a particular retirement time horizon.

The retirement time horizon, also referred to as a "target date," is included in the name of an Underlying Index and the Fund that invests in the securities of such Underlying Index. The Fund whose name refers to a particular target date is designed for investors expecting to retire or to withdraw their money around such target date. Thus, for example, the iShares S&P Target Date 2010 Index Fund invests in securities represented in the S&P Target Date 2010 Index and is designed for investors who expect to retire in approximately the year 2010.

EACH ISHARES S&P TARGET DATE INDEX FUND IS DESIGNED TO MATCH THE FOLLOWING
OBJECTIVES:

o The iShares S&P Target Date Retirement Income Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index. The Underlying Index seeks to represent asset allocations which target an immediate retirement horizon.

o The iShares S&P Target Date 2010 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index. The Underlying Index seeks to represent asset allocations which target an approximate 2010 retirement horizon.

o The iShares S&P Target Date 2015 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon.

o The iShares S&P Target Date 2020 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon.

o The iShares S&P Target Date 2025 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.

o The iShares S&P Target Date 2030 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon.

o The iShares S&P Target Date 2035 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.

o The iShares S&P Target Date 2040 Index Fund seeks investment results that correspond generally to the

2
[GRAPHIC APPEARS HERE]

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price and yield performance, before fees and expenses, of the S&P Target Date
2040 Index. The Underlying Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon.

The Underlying Indexes are sponsored by S&P (the "Index Provider"). The Index Provider is an organization that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Indexes and publishes information regarding the market value of the Underlying Indexes. Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

                                                                               3

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[GRAPHIC APPEARS HERE]

NOTE: THE ABOVE CHART IS FOR ILLUSTRATVIE PURPOSES ONLY AND DOES NOT REPRESENT THE ACTUAL ALLOCATION PERCENTAGES OF THE ISHARES S&P TARGET DATE INDEX FUNDS. THE CHART IS INTENDED TO SHOW THAT, OVER TIME, THE INVESTMENT MIX OF A TARGET DATE INDEX FUND GRADUALLY SHIFTS FROM A GREATER CONCENTRATION IN HIGHER-RISK INVESTMENTS (I.E., EQUITIES) TO A GREATER CONCENTRATION IN LOWER-RISK INVESTMENTS (I.E., FIXED-INCOME SECURITIES).

Summary of Principal Investment Strategies

Each Underlying Index corresponds to a particular retirement time horizon. S&P develops the allocation strategy for each Underlying Index using a two-tiered process. The first tier of S&P's process is to identify and establish exposure levels for asset classes represented by the universe of target date funds. The second tier of S&P's process is to determine ETF allocation weights for each Underlying Index that broadly correspond to the asset class exposures identified in its survey process. Each Underlying Index is designed to represent the investment opportunities available to investors in a particular target date fund universe. Each Underlying Index is fully investable with varying levels of exposure to equities and fixed-income securities through allocations in Underlying Funds.

o The iShares S&P Target Date Retirement Income Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index. As of May 30, 2008, the Underlying Index was comprised of approximately 42% equity securities and 58% fixed-income securities.

o The iShares S&P Target Date 2010 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 52% equity securities and 48% fixed-income securities.

o The iShares S&P Target Date 2015 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 61% equity securities and 39% fixed-income securities.

o The iShares S&P Target Date 2020 Index Fund seeks investment results that correspond generally to the

4
[GRAPHIC APPEARS HERE]
price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 69% equity securities and 31% fixed-income securities.

o The iShares S&P Target Date 2025 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 76% equity securities and 24% fixed-income securities.

o The iShares S&P Target Date 2030 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 83% equity securities and 17% fixed-income securities.

o The iShares S&P Target Date 2035 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 87% equity securities and 13% fixed-income securities.

o The iShares S&P Target Date 2040 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index. As of May 30, 2008, the Underlying Index was comprised of approximately 91% equity securities and 9% fixed-income securities.

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that a Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund has a distinct level of targeted risk, but all of the Funds are subject to the risk of loss of principal.

Each Fund generally invests at least 90% of its assets in securities of their Underlying Index. Each Fund may invest the remainder of its assets in securities not included in its Underlying Index but which BGFA believes will help each Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BGFA.

BGFA uses a representative sampling index strategy to manage the Funds as described below.

REPRESENTATIVE SAMPLING. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities in the relevant Underlying Index.

TRACKING ERROR. An index is a theoretical financial calculation while each Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Underlying Index, resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index or the use of representative sampling. "Tracking error" is the difference between the performance (return) of a Fund's portfolio and that of its Underlying Index. BGFA expects that, over time, each Fund's tracking error will not exceed 5%. Because each Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

                                                                               5

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Principal Risks

Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund's NAV, trading price, yield, total return and ability to meet its investment objective. Although each Fund has a distinct level of targeted risk which changes as the Fund approaches its target date, all Funds are subject to risk of loss of principal.

ASSET CLASS RISK. The securities in an Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

CREDIT RISK. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations.

Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying Fund's portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing such Underlying Fund's income level and share price, which can adversely affect the value of Funds that invest in such Underlying Fund.

EMERGING MARKETS RISK. Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the United States (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for an Underlying Fund to value its portfolio securities and could cause an Underlying Fund to miss attractive investment opportunities.

Investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries.

FOREIGN SECURITIES RISKS. Investments in the securities of non-U.S. issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations caused by economic and political developments. As a result, the Underlying Funds that invest in foreign securities may be subject to increased risk of loss caused by any of the factors listed below:

[]  Lower levels of liquidity and market efficiency;

[]  Greater securities price volatility;

[]  Exchange rate fluctuations and exchange controls;

[]  Less availability of public information about issuers;

[]  Limitations on foreign ownership of securities;

[]  Imposition of withholding or other taxes;

[] Imposition of restrictions on the expatriation of the funds or other assets of an Underlying Fund;

[]  Higher transaction and custody costs and delays in settlement procedures;

[]  Difficulties in enforcing contractual obligations;

[]  Lower levels of regulation of the securities market; and

[]  Weaker accounting, disclosure and reporting requirements.

6
[GRAPHIC APPEARS HERE]

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INTEREST RATE RISK. As interest rates rise, the value of fixed-income securities held by an Underlying Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of such Underlying Fund's investments to decline significantly, which can adversely affect the value of Funds that invest in such Underlying Fund.

ISSUER RISK. The performance of the Underlying Funds depends on the performance of individual companies in which they invest. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline. Poor performance of the Underlying Funds can adversely affect the performance of the Funds that invest in those Underlying Funds.

MANAGEMENT RISK. Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. As a result, a Fund is subject to the risk that BGFA's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

MARKET RISK. Each Fund's NAV reacts to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

MARKET TRADING RISKS

ABSENCE OF ACTIVE MARKET. Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

RISKS OF SECONDARY LISTINGS. The Funds' shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Funds' shares will continue to trade on any stock exchange or in any market or that the Funds' shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds' shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

SECONDARY MARKET TRADING RISK. Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

SHARES OF EACH FUND MAY TRADE AT PRICES OTHER THAN NAV. Shares of each Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

MID-CAPITALIZATION ISSUERS RISK. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and therefore the share price of an Underlying Fund that invests mostly in mid-capitalization companies may increase or decrease by a greater percentage than those of funds that invest solely in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than large-capitalization stocks to adverse business or economic developments and the stocks of mid-capitalization companies may be thinly traded, making it difficult for the Underlying Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

MODEL RISK. Neither the Funds nor BGFA can offer any assurance that the allocation model used to calculate the Underlying Indexes will either maximize returns or minimize risks in accordance with the targeted time horizon for each Underlying Index, nor can the Funds or BGFA offer assurance that a particular allocation will be the appropriate allocation in all circumstances for every investor seeking a particular risk profile or time horizon.

PASSIVE INVESTMENT RISK. The Funds are not actively managed and may be affected by a general decline in market segments relating to their Underlying Indexes. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. BGFA does not attempt to take defensive positions in declining markets.

REINVESTMENT RISK. An Underlying Fund that invests mostly in short-term fixed-income instruments may be adversly affected when interest rates fall because it may invest in lower yielding bonds as bonds in its portfolio mature. This may cause the Underlying Fund's income to decline which may adversely affect the value of the Funds that invest in such Underlying Fund.

REAL ESTATE COMPANY RISK. An Underlying Fund that invests in companies that invest in real estate, such as real estate investment trusts ("REITs") or real estate holding companies (collectively, "Real Estate Companies") is exposed to unique risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

INTEREST RATE RISK. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company's ability to meet its payment obligations.

LEVERAGE RISK. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Financial covenants related to a Real Estate Company's leveraging may affect the ability of the Real Estate Company

8
[GRAPHIC APPEARS HERE]
to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.

PROPERTY RISK. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

MANAGEMENT RISK. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company's shareholders. A Real Estate Company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

LIQUIDITY RISK. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of other smaller companies, may be more volatile than, and perform differently from, shares of large capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.

CONCENTRATION RISK. Real Estate Companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

U.S. TAX RISK. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

REGULATORY RISK. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.

SMALL-CAPITALIZATION ISSUERS RISK. Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the share price of an Underlying Fund that invests mostly in small-capitalization companies may increase or decrease by a greater percentage than those of funds that invest solely in stocks issued by larger-capitalization companies. Stock prices of small-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business and economic developments, and the stocks of small-capitalization companies may be thinly traded, making it difficult for the Underlying Fund to buy and sell them. In addition, small-capitalization companies are typically less stable financially than large-capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

TRACKING ERROR RISK. Imperfect correlation between a Fund's portfolio securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, the divergence of a Fund's performance from that of its Underlying Index. Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

VALUATION RISK. Because foreign exchanges may be open on days when an Underlying Fund does not price its shares, the value of the securities in an Underlying Fund's portfolio may change on days when the Funds will not be able to purchase or sell an Underlying Fund's shares.

Portfolio Holdings Information

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

10
[GRAPHIC APPEARS HERE]

Description of the Funds

iShares S&P Target Date Retirement Income Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date Retirement Income Index
---------------------------------------------------------

Investment Objective

The iShares S&P Target Date Retirement Income Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations which target an immediate retirement horizon.

The Fund is designed to broadly meet the investment objectives of investors nearing or currently in retirement. As of commencement of operations, the Fund is expected to invest approximately 42% of its assets in Underlying Funds that invest primarily in equity securities, 58% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

iShares S&P Target Date 2010 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2010 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2010 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2010 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 52% of its assets in Underlying Funds that invest primarily in equity securities, 48% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

12
[GRAPHIC APPEARS HERE]
iShares S&P Target Date 2015 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2015 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2015 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2015 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 61% of its assets in Underlying Funds that invest primarily in equity securities, 39% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

iShares S&P Target Date 2020 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2020 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2020 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2020 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 69% of its assets in Underlying Funds that invest primarily in equity securities, 31% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

14
[GRAPHIC APPEARS HERE]
iShares S&P Target Date 2025 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2025 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2025 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2025 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 76% of its assets in Underlying Funds that invest primarily in equity securities, 24% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

iShares S&P Target Date 2030 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2030 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2030 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2030 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 83% of its assets in Underlying Funds that invest primarily in equity securities, 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

16
[GRAPHIC APPEARS HERE]
iShares S&P Target Date 2035 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2035 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2035 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2035 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 87% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

iShares S&P Target Date 2040 Index Fund
CUSIP: ________
TRADING SYMBOL: ____
UNDERLYING INDEX: S&P Target Date 2040 Index
--------------------------------------------

Investment Objective

The iShares S&P Target Date 2040 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the "Underlying Index").

Principal Investment Strategy

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2040 target retirement horizon. As of commencement of operations, the Fund is expected to invest approximately 91% of its assets in Underlying Funds that invest primarily in equity securities, 9% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.

Principal Risks

The Fund is subject to the risks identified in the PRINCIPAL RISKS section.

18
[GRAPHIC APPEARS HERE]

Performance Information

As of the date of this Prospectus, the Funds have been in operation for less than one full calendar year and therefore do not report their performance information.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:

                                                                    ANNUAL FUND OPERATING EXPENSES/2/
                                        ------------------------------------------------------------------------------------------
                                                                                            ACQUIRED FUND
                                                      DISTRIBUTION AND                    FEES AND EXPENSES      TOTAL ANNUAL FUND
                           SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER         (FEES AND EXPENSES         OPERATING
FUND                         FEES/1/        FEES            FEES         EXPENSES/3/   OF UNDERLYING FUNDS)/4/       EXPENSES
------------------------- ------------- ------------ ------------------ ------------- ------------------------- ------------------
iShares S&P Target Date       None                         None             None
 Retirement Income Index
 Fund
iShares S&P Target Date       None                         None             None
 2010 Index Fund
iShares S&P Target Date       None                         None             None
 2015 Index Fund
iShares S&P Target Date       None                         None             None
 2020 Index Fund
iShares S&P Target Date       None                         None             None
 2025 Index Fund
iShares S&P Target Date       None                         None             None
 2030 Index Fund
iShares S&P Target Date       None                         None             None
 2035 Index Fund
iShares S&P Target Date       None                         None             None
 2040 Index Fund

--------
1  Fees paid directly from your investment.
2 Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
3 The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
/4/"Acquired Fund" refers to an "Underlying Fund" as such term is used in this Prospectus. "Acquired Fund Fees and Expenses" reflect fees and expenses incurred indirectly by each Fund as a result of investment in shares of Underlying Funds. As the Funds have not commenced investment operations prior to the date of this Prospectus, Acquired Fund Fees and Expenses (fees and expenses of Underlying Funds) are based on an estimation of each Fund's allocation to Underlying Funds for the current fiscal year.

EXAMPLE. This example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                            1 YEAR    3 YEARS
-----------------------------  --------  --------
iShares S&P Target Date            $         $
  Retirement Income Index
  Fund
iShares S&P Target Date 2010       $         $
  Index Fund
iShares S&P Target Date 2015       $         $
  Index Fund
iShares S&P Target Date 2020       $         $
  Index Fund
iShares S&P Target Date 2025       $         $
  Index Fund
iShares S&P Target Date 2030       $         $
  Index Fund

FUND                            1 YEAR    3 YEARS
-----------------------------  --------  --------
iShares S&P Target Date 2035       $         $
  Index Fund
iShares S&P Target Date 2040       $         $
  Index Fund

A Further Discussion of Principal Investment Strategies

INTRODUCTION

Each Fund pursues a common strategy of allocating and reallocating its assets among the Underlying Funds consistent with the allocation and reallocation among the Underlying Funds in the Underlying Index, as determined by S&P. The Funds with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of short-term loss. In addition to investing in Underlying Funds, each Fund may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and may invest the collateral in certain short-term instruments either directly or through one or more money market funds, as described in greater detail in the Funds' SAI.

The Funds with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons. As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, a Fund that has reached target date has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept as determined by S&P's methodology. This does not mean that it invests exclusively, or primarily, in Underlying Funds that invest in money market instruments. Rather, a portion of the Fund's assets will continue to be allocated to Underlying Funds that are equity and bond funds, in addition to Underlying Funds that invest in money market instruments. Certain Underlying Funds invest in real estate companies, foreign securities, emerging markets and derivatives, which are subject to additional risks, as described in the Prospectus and the SAI.

The following table lists the Underlying Funds and the asset allocation for each Fund as of the commencement of operations. BGFA allocates each Fund's assets among the Underlying Funds based on the Fund's investment objective and policies. The asset allocation for each Fund will vary over time, and BGFA is not required to invest any Fund's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund:

20
[GRAPHIC APPEARS HERE]

                      UNDERLYING FUND ALLOCATION WEIGHTS
                (estimated as of the commencement of operations)

                          iShares
                            S&P         iShares       iShares
                        Target Date       S&P           S&P
Underlying               Retirement   Target Date   Target Date
iShares                    Income         2010          2015
Funds                    Index Fund    Index Fund    Index Fund
---------------------- ------------- ------------- -------------
S&P 500 Index               28.4%         33.5%         38.3%
S&P MidCap 400 Index         2.8%          3.5%          4.1%
S&P SmallCap 600
 Index                       1.6%          2.1%          2.5%
Cohen & Steers Realty
 Majors Index                1.6%          1.6%          1.5%
MSCI EAFE Index              6.9%          9.8%         12.3%
MSCI Emerging Markets
 Index                       1.2%          1.9%          2.6%
Lehman Aggregate
 Bond                       39.8%         34.3%         29.2%
Lehman Short Treasury
 Bond                       12.2%          9.2%          6.6%
Lehman TIPS Bond             5.7%          4.3%          3.0%

                                             iShares       iShares       iShares       iShares
                             iShares           S&P           S&P           S&P           S&P
Underlying                     S&P         Target Date   Target Date   Target Date   Target Date
iShares                 Target Date 2020       2025          2030          2035         2040
Funds                      Index Fund       Index Fund    Index Fund    Index Fund   Index Fund
---------------------- ------------------ ------------- ------------- ------------- ------------
S&P 500 Index                 42.7%            46.7%         51.0%         54.3%         57.4%
S&P MidCap 400 Index           4.7%             5.2%          5.6%          5.9%          6.2%
S&P SmallCap 600
 Index                         2.8%             3.1%          3.4%          3.6%          3.7%
Cohen & Steers Realty
 Majors Index                  1.5%             1.4%          1.2%          1.1%          0.0%
MSCI EAFE Index               14.4%            16.2%         17.6%         18.6%         19.3%
MSCI Emerging Markets
 Index                         3.1%             3.5%          3.8%          4.0%          4.1%
Lehman Aggregate
 Bond                         24.4%            20.1%         16.1%         12.5%          9.2%
Lehman Short Treasury
 Bond                          4.4%             2.6%          1.3%          0.0%          0.0%
Lehman TIPS Bond               2.0%             1.2%          0.0%          0.0%          0.0%

--------
       Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

    "Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500(Reg. TM)," "Standard & Poor's 500," "S&P 500 Index," "S&P MidCap 400 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund and iShares S&P SmallCap 600 Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in iShares.

    "Cohen & Steers" is a trademark and "Cohen & Steers Realty Majors Index(Reg. TM)" is a registered trademark of Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), and both such trademarks have been licensed for use for certain purposes by BGI. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

    "Lehman Brothers," "Lehman Brothers U.S. Aggregate Index," "Lehman Brothers Short U.S. Treasury Index," and the "Lehman Brothers U.S. Treasury TIPS Index" are trademarks of Lehman Brothers, Inc. ("Lehman Brothers") and have been licensed for use for certain purposes by BGI. The iShares Lehman Aggregate Bond Fund, iShares Lehman Short Treasury Bond Fund and the iShares Lehman TIPS Bond Fund are not sponsored or endorsed by Lehman Brothers, and neither Lehman Brothers nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

    "MSCI EAFE Index" and the "MSCI Emerging Markets Index" are servicemarks of MSCI, Inc. ("MSCI") and have been licensed for use for certain purposes by BGI. The iShares MSCI EAFE Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

In managing each of the Underlying Funds, BGFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to specified benchmark index. Securities selected for the Underlying Funds are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable Underlying Index. Underlying Funds may or may not hold all of the securities that are included in the relevant Underlying Index. Additional information regarding the Underlying Funds and their investment objectives is below.

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market.

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 Index have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

The iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 Index have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index"). The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index.

The iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

The iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index was developed by MSCI as an equity benchmark for international stock performance. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of March 31, 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. In order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, the iShares MSCI Emerging Markets Index Fund may invest up to 10% of its assets in shares of other iShares funds that seek to track the performance of equity securities in constituent countries of the MSCI Emerging Markets Index. BGFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the iShares MSCI Emerging Markets Index Fund's assets invested in shares of such other iShares funds.

The iShares Lehman Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the "Lehman Brothers Index"). The Lehman Brothers Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Lehman Brothers Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Lehman Brothers Index.

22
[GRAPHIC APPEARS HERE]

The iShares Lehman Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index. The Lehman Brothers Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

The iShares Lehman TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index. The Lehman Brothers U.S. Treasury TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

Management

Investment Adviser. As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources.

Pursuant to the Investment Advisory Agreement between BGFA and the Trust (entered into on behalf of the Funds) BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to receive a management fee from each Fund, based on a percentage of the Fund's average daily net assets, at the annual rate of ___%. Because the Funds have been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of [APRIL 30], 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $[2.04] trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA will be available in each Fund's semi-annual report for the period ending ____________.

PORTFOLIO MANAGERS. Diane Hsiung and Greg Savage (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Funds. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006. Ms. Hsiung has been a Portfolio Manager of the Funds since 2008.

Greg Savage is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Funds. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006. Mr. Savage has been a Portfolio Manager of the Funds since 2008.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Funds.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE AT WWW.ISHARES.COM.

BUYING AND SELLING SHARES. Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission or other charges determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of each Fund based on their trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed in the DESCRIPTION OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Funds. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and trade on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary Listing Exchange is ________.

BOOK ENTRY. Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.

SHARE PRICES. The trading prices of a Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intra-day value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of

24
[GRAPHIC APPEARS HERE]
the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE. The NAV for each Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets, which includes the net asset values of the Underlying Fund shares in which a Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Investments held by a Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees. In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of Funds that are not traded on an exchange, a market valuation means such Fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effect of fair value pricing.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act"));
(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund's NAV is computed and that may materially affect the value of such Fund's investments). Examples of events that may be significant events are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a rate different from the rates used by the Index Provider may adversely affect a Fund's ability to track its Underlying Index.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income, if any, are generally declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Fund are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

TAXES. As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

TAXES ON DISTRIBUTIONS. Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, generally at a 15% tax rate (0% at certain income levels), regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. The 15% and 0% tax rates expire for taxable years beginning after December 31, 2010.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations and qualified foreign corporations, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified foreign corporation means any foreign corporation (i) that is incorporated in a possession of the United States, (ii) that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or (iii) if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company. Under current Internal Revenue Service guidance, the United States has an appropriate comprehensive income tax treaty with each of the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.

26
[GRAPHIC APPEARS HERE]

Dividends received by a Fund from a REIT or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held without being hedged by an Underlying Fund, a share of an Underlying Fund held by a Fund without being hedged by a Fund, or a share of a Fund held without being hedged by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Short-term capital gain earned by an Underlying Fund will be ordinary income when distributed to a Fund and will not be offset by the Fund's capital losses.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of a Fund.

Dividends and interest received by the Underlying Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries which may reduce returns. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since not more than 50% of the total assets of the Fund will consist of foreign stocks or securities, the Fund will not "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund.

As the Funds invest in only a limited number of positions, the Funds may be required to defer for tax purposes significant amounts of realized losses on the sale of shares in Underlying Funds indefinitely.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

TAXES WHEN SHARES ARE SOLD. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT U.S. FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

CREATIONS AND REDEMPTIONS. Shares of a Fund that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of ______ shares or multiples thereof. Each "creator" or Authorized Participant enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction, which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds PRO RATA to the holdings of the Fund.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by the Funds and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE BY THE FUNDS. THE PRICES AT WHICH CREATIONS AND REDEMPTIONS OCCUR ARE BASED ON THE NEXT CALCULATION OF NAV AFTER AN ORDER IS RECEIVED IN A FORM DESCRIBED IN THE AUTHORIZED PARTICIPANT AGREEMENT.

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

TRANSACTION FEES. Investors are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers up to the maximum amount shown below of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is a single charge regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Funds and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of ___________, 2008, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

28
[GRAPHIC APPEARS HERE]

                                                                                  MAXIMUM ADDITIONAL
                                                                  STANDARD          VARIABLE CHARGE
                                 APPROXIMATE                      CREATION/               FOR
                                  VALUE OF A      CREATION       REDEMPTION       CREATION/REDEMPTION
FUND                            CREATION UNIT    UNIT SIZE    TRANSACTION FEE*     TRANSACTION FEE*
-----------------------------  ---------------  -----------  ------------------  --------------------
iShares S&P Target Date               $
  Retirement
  Income Index Fund
iShares S&P Target Date 2010          $
  Index Fund
iShares S&P Target Date 2015          $
  Index Fund
iShares S&P Target Date 2020          $
  Index Fund
iShares S&P Target Date 2025          $
  Index Fund
iShares S&P Target Date 2030          $
  Index Fund
iShares S&P Target Date 2035          $
  Index Fund
iShares S&P Target Date 2040          $
  Index Fund

--------
* As a percentage of the amount invested.

HOUSEHOLDING. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights

As of the date of this Prospectus, the Funds have been in operation for less than one full calendar year and therefore do not report their financial highlights.

Index Provider

S&P is the Index Provider for the Underlying Indexes. S&P is not affiliated with the Trust, BGI, BGFA, State Street, the Distributor or any of their respective affiliates.

S&P provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains indexes including the S&P Global 1200 Index, which includes the S&P 500 for the U.S., the S&P Europe 350 for Continental Europe and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60 for Canada, the S&P/ASX All Australian 50, and the S&P Latin America 40. Sector indexes in the S&P Global 1200 Index include the S&P Global Energy Sector Index, the S&P Global Financials Sector Index, the S&P Global Healthcare Sector Index, the S&P Global Information Technology Sector Index, and the S&P Global Telecommunications Sector Index. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P Composite 1500 and S&P REIT Composite for the U.S. S&P calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a S&P equity index do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.

Disclaimer

THE ISHARES S&P TARGET DATE RETIREMENT INCOME INDEX FUND, ISHARES S&P TARGET DATE 2010 INDEX FUND, ISHARES S&P TARGET DATE 2015 INDEX FUND, ISHARES S&P TARGET DATE 2020 INDEX FUND, ISHARES S&P TARGET DATE 2025 INDEX FUND, ISHARES S&P TARGET DATE 2030 INDEX FUND, ISHARES S&P TARGET DATE 2035 INDEX FUND, ISHARES S&P TARGET DATE 2040 INDEX FUND, ISHARES S&P 500 INDEX FUND, ISHARES S&P MIDCAP 400 INDEX FUND AND ISHARES S&P SMALLCAP 600 INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE ISHARES TRUST (AS USED IN THESE DISCLAIMERS, THE "TRUST") OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN SHARES OF THE TRUST (AS USED IN THESE DISCLAIMERS, "SHARES"). S&P'S ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES AND SERVICE MARKS OF S&P AND OF THE S&P INDEXES, WHICH ARE DETERMINED, COMPOSED, AND CALCULATED BY S&P WITHOUT REGARD TO THE TRUST, BGI OR BGFA. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDEXES. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR TIMING OF, THE PRICES, OR QUANTITIES OF SHARES TO BE LISTED FOR SALE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST, OR THE MARKETING OR TRADING OF SHARES. S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY LOST PROFIT OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN S&P AND BGI AND BGFA.

THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY COHEN & STEERS. COHEN & STEERS MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS REALTY MAJORS INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. COHEN & STEERS' ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF COHEN & STEERS AND OF THE COHEN & STEERS REALTY MAJORS INDEX, WHICH IS DETERMINED, COMPOSED AND CALCULATED BY COHEN & STEERS WITHOUT REGARD TO THE TRUST, BGI, BGFA OR THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND. COHEN & STEERS HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS REALTY MAJORS INDEX. COHEN & STEERS IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND ARE TO BE CONVERTED INTO CASH. COHEN & STEERS HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND. COHEN & STEERS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND COHEN & STEERS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. COHEN & STEERS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, OWNERS OF SHARES OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. COHEN & STEERS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL COHEN & STEERS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

30
[GRAPHIC APPEARS HERE]

THE ISHARES MSCI EAFE INDEX FUND AND ISHARES MSCI EMERGING MARKETS INDEX FUND (THE "ISHARES MSCI UNDERLYING FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI OR ANY AFFILIATE OF MSCI. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE ISHARES MSCI UNDERLYING FUNDS PARTICULARLY OR THE ABILITY OF THE MSCI INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. MSCI IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF MSCI AND OF THE MSCI INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO BGI, BGFA OR THE ISHARES MSCI INDEX FUNDS. MSCI HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. MSCI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS IN CONNECTION WITH THE ADMINISTRATION OF THE ISHARES MSCI UNDERLYING FUNDS, OR THE MARKETING OR TRADING OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS. ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES GUARANTEES THE ACCURACY AND OR THE COMPLETENESS OF THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, THE OWNERS OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI, ANY OF ITS AFFILIATES OR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NO PURCHASER, SELLER OR HOLDER OF THE ISHARES MSCI UNDERLYING FUNDS, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE ISHARES WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI'S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

THE ISHARES LEHMAN AGGREGATE BOND FUND, ISHARES LEHMAN SHORT TREASURY BOND FUND AND ISHARES LEHMAN TIPS BOND FUND (THE "ISHARES LEHMAN UNDERLYING FUNDS") ARE NOT SPONSORED, ENDORSED OR PROMOTED BY LEHMAN BROTHERS. LEHMAN BROTHERS MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE ISHARES LEHMAN UNDERLYING FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN THE ISHARES LEHMAN UNDERLYING FUNDS. LEHMAN BROTHERS' ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF THE LEHMAN BROTHERS INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY LEHMAN BROTHERS WITHOUT REGARD TO THE TRUST, BGI, BGFA OR THE OWNERS OF SHARES OF THE ISHARES LEHMAN UNDERLYING FUNDS. LEHMAN BROTHERS HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES OF THE ISHARES LEHMAN UNDERLYING FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE LEHMAN BROTHERS INDEXES. LEHMAN BROTHERS IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. LEHMAN BROTHERS HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES. LEHMAN BROTHERS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. LEHMAN BROTHERS SHALL

HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. LEHMAN BROTHERS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI AND BGFA OR OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. LEHMAN BROTHERS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LEHMAN BROTHERS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LEHMAN BROTHERS AND BGI AND BGFA.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE LISTING EXCHANGE. THE LISTING EXCHANGE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUNDS TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEXES OR THE ABILITY OF THE UNDERLYING INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE LISTING EXCHANGE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEXES, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF SHARES OF THE FUNDS TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE LISTING EXCHANGE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE LISTING EXCHANGE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. THE LISTING EXCHANGE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE LISTING EXCHANGE MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE LISTING EXCHANGE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES OF THE TRUST, TO THE OWNERS OF SHARES, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

32
[GRAPHIC APPEARS HERE]

Copies of the Prospectus, SAI and other information can be found on our website at www.iShares.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI free of charge, please:

     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:30 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesETFs@barclaysglobal.com

     Write:        c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                     For more information visit our website
                     or call 1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-___-_____
[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

iShares(R) Trust

Statement of Additional Information
Dated ________________, 2008

This combined Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus (the "Prospectus") for the following funds ("Funds") of iShares Trust (the "Trust"), as such Prospectus may be revised or supplemented from time to time:

iShares S&P Target Date Retirement Income Index Fund iShares S&P Target Date 2010 Index Fund iShares S&P Target Date 2015 Index Fund iShares S&P Target Date 2020 Index Fund iShares S&P Target Date 2025 Index Fund iShares S&P Target Date 2030 Index Fund iShares S&P Target Date 2035 Index Fund iShares S&P Target Date 2040 Index Fund

Each Fund invests substantially all of its assets in other iShares funds (the "Underlying Funds"), that, in turn, invest in equities, bonds and/or money market instruments. Barclays Global Fund Advisors ("BGFA" or "Investment Adviser"), a subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Funds, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.

The Prospectus for the various Funds included in this SAI is dated _______, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. (the "Distributor") at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares(R) is a registered trademark of BGI.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Description of the Trust and its Funds                                1
Exchange Listing and Trading                                                  1
Investment Strategies and Risks of the Funds                                  2
   Diversification of the Funds                                               2
   Loans of Portfolio Securities                                              2
   Short-Term Instruments                                                     3
   U.S. Government Obligations                                                3
Risks of the Underlying Funds                                                 3
   Asset-Backed and Commercial Mortgage-Backed Securities                     3
   Bonds                                                                      4
   Corporate Bonds                                                            4
   Currency Transactions                                                      4
   Derivatives                                                                4
   Equity Securities                                                          4
   Foreign Securities and Emerging Markets Securities                         5
   Futures Contracts, Options Transactions and Swap Transactions              6
   Illiquid Securities                                                        9
   Inflation-Protected Obligations                                            9
   Investments in Underlying Funds                                            9
   Investments in other Investment Companies                                  9
   Loans of Portfolio Securities                                             10
   Mortgage Pass-Through Securities                                          10
   Mortgage Securities                                                       11
   Non-U.S. Debt Securities                                                  11
   Non-U.S. Equity Securities                                                11
   Ratings                                                                   12
   Repurchase Agreements                                                     12
   Reverse Repurchase Agreements                                             12
   Short-Term Instruments                                                    12
   Tracking Stocks                                                           12
   U.S. Government Obligations                                               12
   Future Developments                                                       13
   Dividend Risk                                                             13
Proxy Voting Policy                                                          13
Portfolio Holdings Information                                               14
Construction and Maintenance of the Underlying Indexes                       15
   S&P Target Date Indexes Generally                                         15
      S&P Target Date Retirement Income Index                                16
      S&P Target Date 2010 Index                                             16
      S&P Target Date 2015 Index                                             16
      S&P Target Date 2020 Index                                             16
      S&P Target Date 2025 Index                                             16
      S&P Target Date 2030 Index                                             16
      S&P Target Date 2035 Index                                             16
      S&P Target Date 2040 Index                                             16
Investment Limitations                                                       16
Continuous Offering                                                          18
Management                                                                   18
   Trustees and Officers                                                     18
   Committees of the Board of Trustees                                       22
   Remuneration of Trustees                                                  24
   Control Persons and Principal Holders of Securities                       24
Investment Advisory, Administrative and Distribution Services                25

                                                                            Page
                                                                            ----
   Investment Adviser                                                        25
   Underlying Funds                                                          25
   Portfolio Managers                                                        26
   Codes of Ethics                                                           28
   Administrator, Custodian and Transfer Agent                               28
   Distributor                                                               28
   Index Provider                                                            29
Brokerage Transactions                                                       29
Additional Information Concerning the Trust                                  29
   Shares                                                                    29
   Termination of the Trust or a Fund                                        30
   DTC as Securities Depository for Shares of the Funds                      30
Creation and Redemption of Creation Units                                    31
   General                                                                   31
   Fund Deposit                                                              31
   Procedures for Creation of Creation Units                                 32
   Placement of Creation Orders for Domestic Funds Using the Clearing
      Process                                                                32
   Placement of Creation Orders for Domestic Funds Outside the Clearing
      Process                                                                32
   Acceptance of Orders for Creation Units                                   33
   Creation Transaction Fee                                                  33
   Redemption of Shares in Creation Units                                    34
   Redemption Transaction Fee                                                35
   Placement of Redemption Orders for Domestic Funds Using the Clearing
      Process                                                                35
   Placement of Redemption Orders for Domestic Funds Outside the Clearing
      Process                                                                35
Taxes                                                                        35
   Regulated Investment Company Qualification                                35
   Taxation of RICs                                                          36
   Excise Tax                                                                36
   Net Capital Loss Carryforwards                                            36
   Funds Holding Foreign Investments                                         36
   Taxation of U.S. Shareholders                                             36
   Sales of Shares                                                           37
   Back-Up Withholding                                                       38
   Sections 351 and 362                                                      38
   Taxation of Certain Derivatives                                           38
   Qualified Dividend Income                                                 38
   Excess Inclusion Income                                                   39
   Foreign Investments                                                       39
   Passive Foreign Investment Companies                                      39
   Taxation of Non-U.S. Shareholders                                         40
   Other Taxes                                                               40
   Reporting                                                                 40
Financial Statements                                                         40
Miscellaneous Information                                                    41
   Counsel                                                                   41
   Independent Registered Public Accounting Firm                             41
   Shareholder Communications to the Board                                   41
Appendix A                                                                    A

General Description of the Trust and its Funds

The Trust currently consists of more than ___ investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "1933 Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

     .    iShares S&P Target Date Retirement Income Index Fund

     .    iShares S&P Target Date 2010 Index Fund

     .    iShares S&P Target Date 2015 Index Fund

     .    iShares S&P Target Date 2020 Index Fund

     .    iShares S&P Target Date 2025 Index Fund

     .    iShares S&P Target Date 2030 Index Fund

     .    iShares S&P Target Date 2035 Index Fund

     .    iShares S&P Target Date 2040 Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an "Underlying Index"). Each Underlying Index is comprised of securities of other iShares funds that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index representing publicly-traded securities of issuers in a particular broad market, market segment, market sector or group of industries. Thus, each Fund invests in a combination of Underlying Funds and may also invest in U.S. government securities, short-term paper and derivatives.

Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares ("Creation Unit"), generally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares described in the Prospectus and this SAI are listed and trade on national securities exchanges such as _______________ (the "Listing Exchange"). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [______] or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to at least 110%, which BGFA may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations or redemptions, may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of the Funds' Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity and fixed-income securities component and a cash component. The equity and fixed-income securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued interest and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

Investment Strategies and Risks of the Funds

Each Fund seeks to achieve its objective by investing primarily in Underlying Funds that comprise its relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in each Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to that of the Underlying Index. Underlying Funds and securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Each Fund generally invests at least 90% of its assets in securities of its Underlying Index.

Diversification of the Funds. The Funds are diversified. With respect to 75% of its total assets, a diversified fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund's total assets may be invested in any manner.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement.

Loans of Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund's Board of Trustees (the "Board" or the "Trustees"). To the extent that the Funds engage in securities lending, BGI acts as securities lending agent for the Funds, subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Short-Term Instruments. The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iv) commercial paper; (v) non-convertible corporate debt securities (e.g., bonds and debentures); (vi) repurchase agreements; and (vii) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. See "Risks of the Underlying Funds" below.

U.S. Government Obligations. The Funds may invest in various types of U.S. government obligations. A U.S. government obligation is a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), or Federal Home Loan Bank ("FHLB") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Risks of the Underlying Funds

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds may invest, strategies BGFA may employ in pursuit of an Underlying Fund's investment objective, and related risks.

Asset-Backed and Commercial Mortgage-Backed Securities. Certain of the Underlying Funds may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

Bonds. Certain of the Underlying Funds may invest in bonds. A bond is an interest-bearing security issued by a company or a governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. An Underlying Fund may treat a bond as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds. Certain of the Underlying Funds may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Currency Transactions. The Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a foreign currency. The Underlying Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with their distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund's return with the performance of its underlying index and may lower the Underlying Fund's return. An Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, an Underlying Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. An Underlying Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Equity Securities. Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Foreign Securities and Emerging Markets Securities. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self- sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

Obligations of Foreign Governments, Supranational Entities and Banks. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Certain of the Underlying Funds may purchase publicly-traded common stocks of foreign corporations. To the extent an Underlying Fund invests in securities of foreign issuers, the Underlying Fund's investment in such securities may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets. Some foreign markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets.

This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.

Futures Contracts, Options Transactions, and Swap Transactions.

Futures Contracts and Options Transactions. The Underlying Funds may enter into futures contracts and may purchase and write (i.e., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. The seller of a futures contract may never actually deliver the commodity or financial instrument. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by an Underlying Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. Although each Underlying Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.

An option transaction generally involves a right, which may or may not be exercised, to buy or sell a security, commodity or financial instrument at a particular price on a specified future date. Options may be exchange-traded or traded over-the- counter ("OTC options"). Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. There is no assurance that a liquid secondary market will exist for any particular options at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price.

Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon the exercise of an option on a futures contract, which is exchange-traded, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the net asset value of an Underlying Fund. The potential for loss related to writing options is unlimited.

Exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Underlying Fund to continue to hold a position until delivery or expiration regardless of the change in its value. As a result, an Underlying Fund's access to other assets held to cover its options or futures positions could also be impaired. In addition, if it is not possible to, or if an Underlying Fund determines not to, close a position in anticipation of adverse price movements, the Underlying Fund will be required to make daily cash payments on variation margin. The Underlying Funds maintain liquid assets in connection with futures contracts.

By purchasing a put option, an Underlying Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, an Underlying Fund pays the current market price for the option (the "option premium"). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. As a purchaser, an Underlying Fund may terminate its position in a put option by allowing it to expire or by exercising the option. If an Underlying Fund allows the option to expire, the Underlying Fund will lose the entire premium. If an Underlying Fund exercises the option, the Underlying Fund completes the sale of the underlying instrument at the strike price. An Underlying Fund may also terminate a put option by closing it out in the secondary market at its current price, if a liquid secondary market exists.

As the buyer of a typical put option, an Underlying Fund can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, an Underlying Fund, as the put buyer, can expect to suffer a loss (limited to the amount of the premium, plus related transactions costs). The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

As the writer of a put or call option, an Underlying Fund takes the opposite side of the transaction from the option's purchaser. In return for receipt of the option premium, an Underlying Fund (as the writer) assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. An Underlying Fund (as the writer) may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, an Underlying Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, an Underlying Fund will be required to make margin payments to a futures commission merchant.

If securities prices rise, an Underlying Fund, as a put writer, would generally expect to profit, although its gain would be limited to the amount of the option premium it received. If security prices remained the same over time, it is likely that an Underlying Fund would also profit, because it should be able to close out the option at a lower price. If security prices fall, an Underlying Fund would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instruments directly, however, because the option premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates an Underlying Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, an Underlying Fund, as a call writer, mitigates the effects of a price decline. At the same time, because an Underlying Fund must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Underlying Fund would give up some ability to participate in security price increases.

Each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the "Commodity Exchange Act") and, therefore, the Underlying Funds are not subject to registration or regulation as commodity pool operators, under the Commodity Exchange Act.

Each Underlying Fund may take advantage of opportunities in the area of options and futures contracts and other derivative investments which are not presently contemplated for use by the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Underlying Fund's investment objective and legally permissible for the Underlying Fund.

An Underlying Fund may invest in index futures and options on index futures as a substitute for a comparable market position in the underlying securities. Each Underlying Fund intends to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity.

An Underlying Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. An Underlying Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in an Underlying Fund's portfolio securities which are the subject of the transaction.

Swap Transactions. An Underlying Fund may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including, but not limited to, ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If an Underlying Fund enters into a swap transaction, cash or securities may be posted by or to the Underlying Fund as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to an Underlying Fund or other party, the risk of loss to the Underlying Fund would generally be limited to the net amount of payments that the Underlying Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the

Underlying Fund would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to an Underlying Fund upon an early termination of the swap agreement as described above, the Underlying Fund could be exposed to the risk of loss in the event that any collateral held by the Underlying Fund would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. Certain types of swaps are described in greater detail below. The Underlying Funds maintain liquid assets in connection with transactions in swaps, including each type of swap described in greater detail below.

Interest-rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by an Underlying Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

A credit default swap is a contract between two parties that transfers the credit risk of an entity (the "reference entity") for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A "Credit Event" is commonly defined as the reference entity's (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA's view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, an Underlying Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of an Underlying Fund to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the reference entity. An Underlying Fund may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, an Underlying Fund will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid and that it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, an Underlying Fund would have rights solely against the counterparty and would have no recourse against the reference entity as a result of the counterparty default.

In a cash-settled credit default swap where an Underlying Fund is buying protection, the Underlying Fund makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where an Underlying Fund is selling protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by an Underlying Fund and pay to the Underlying Fund an amount equal to the notional amount of the transaction. In exchange for this risk protection, an Underlying Fund would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where an Underlying Fund sells protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. An Underlying Fund would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, an Underlying Fund would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments are a relatively new product and may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

An Underlying Fund may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a "swaption") is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, an Underlying Fund may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an Underlying Fund purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When an Underlying Fund writes a swaption, upon exercise of the swaption, the Underlying Fund becomes obligated according to the terms of the underlying agreement.

Illiquid Securities. Certain of the Underlying Funds may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, fixed-time deposits that are subject to withdrawal penalties as to which an Underlying Fund cannot exercise a demand feature on less than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Inflation-Protected Obligations. Certain of the Underlying Funds invests almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS." TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation (a sustained increase in prices that erodes the purchasing power of money). The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation- protected bonds typically have lower yields than conventional fixed-rate bonds.

Investments in Underlying Funds. Each Underlying Fund is a type of investment company referred to as an exchange-traded fund ("ETF"). Each Underlying Fund is designed to track a particular index and is advised by BGFA. Shares of the Underlying Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of the Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchases shares of Underlying Funds at a time when the market price of an Underlying Fund shares is at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.

As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Investments in other Investment Companies. The Underlying Funds may invest in the securities of other investment companies (including money market funds and ETFs) to the extent allowed by law. Under the 1940 Act, an Underlying Fund's investment in investment companies is limited to, subject to certain exceptions,
(i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund's total assets with respect to any one investment company and (iii) 10% of the Underlying Fund's total assets invested in investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BGFA.

Loans of Portfolio Securities. Each Underlying Fund may lend portfolio securities in the same manner as the Funds, as described above.

Mortgage Pass-Through Securities. Certain of the Underlying Funds may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by the GNMA, or by one of several U.S. government-sponsored enterprises, such as the FNMA, FHLMC, or FHLBs. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll," an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The use of "TBA rolls" may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders. The Underlying Funds maintain liquid assets in connection with TBA transactions.

Mortgage Securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Non-U.S. Debt Securities. Certain of the Underlying Funds invest in non-U.S. debt securities. An investment in these Underlying Funds involves risks similar to those of investing in a broad-based portfolio of debt securities traded on foreign exchanges and over-the-counter in the respective countries covered by the Underlying Funds. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in an Underlying Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

Non-U.S. Equity Securities. Certain Underlying Funds invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in an Underlying Fund with a portfolio containing securities of non-U.S. issuers also involves certain risks and considerations not typically associated with investing in a fund whose portfolio exclusively contains securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody's(R) Investors Service ("Moody's"), Standard & Poor's(R) Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P(R) "), Fitch Inc. ("Fitch"), Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the SEC, or is unrated but considered to be of equivalent quality by BGFA. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment grade" securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Underlying Funds, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody's or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities ("lower-rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked-to-market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. An Underlying Fund will only enter into repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if an Underlying Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and an Underlying Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying Fund's assets. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The Underlying Funds will maintain liquid assets having a value equal to or greater than reverse repurchase agreement commitments.

Short-Term Instruments. Each Underlying Fund may invest in short-term instruments in the same manner as the Funds, as described above.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

U.S. Government Obligations. Certain of the Underlying Funds may invest a portion of their assets in U.S. government obligations and may make such investments in the same manner as the Funds, as described above.

Future Developments. The board of trustees/directors of each Underlying Fund may, in the future, authorize the Underlying Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Underlying Fund's investment objective and do not violate any investment restrictions or policies.

Dividend Risk. There is no guarantee that the issuer of the stocks held by a Underlying Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Trust has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

     . Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

     . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates (if any) or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA or its independent fiduciary voted proxies relating to portfolio securities during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com; and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (ii) does not put the interests of BGFA, the Distributor or any affiliated person of BGFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and as discussed below and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, each Fund's portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Distributor, administrator, custodian and fund accountant who deal directly with or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds and the terms of the Funds' current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, and as often as each day the Fund is open for business, at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Funds, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Indexes

Descriptions of the Underlying Indexes are provided below.

S&P Target Date Indexes Generally

Index Construction

The S&P Target Date Index Series is designed to provide exposure to a diversified array of financial assets, as well as to the investment opportunity generally available in target date funds. Each year, S&P conducts a survey of target date funds and combines the raw survey data to derive an allocation strategy for each of its target date indexes. S&P develops the allocation strategy for each target date index using a two-tiered process. The first tier of S&P's process is to identify and establish exposure levels for asset classes represented by the universe of target date funds. The first tier of the process is as follows:

     1. S&P identifies target date funds from Morningstar or Lipper databases and sorts funds by asset size. Funds not meeting the minimum asset threshold of $50 million are removed. If a target date category has less than 15 funds meeting the minimum size threshold, the next smallest funds are used until the universe of funds reaches 15.

     2. The latest quarterly holdings filing (Form N-Q) available at SEC's EDGAR web site are drawn from target date funds which meet the minimum size threshold.

     3. Asset class exposures are derived from the eligible fund holdings for each target date category and are aggregated to establish exposures for each S&P Target Date Index.

The second tier of S&P's process in identifying an allocation strategy for each of its target date indexes is to determine ETF allocation weights for each index that broadly correspond to the asset class exposures identified in its survey process, by applying the following methods and rules:

     1. Each constituent asset class in the index must be employed by at least 25% of target date fund sponsors in one or more of their respective funds.

     2. For each target date peer group, asset class values either below the 10th percentile or above the 90th percentile of raw values are replaced with the value corresponding to the 10th percentile or the 90th percentile, respectively. This mitigates outlier effects without diminishing the number of survey data points.

     3. From the results of step 2, mean values of at least 1% are then proportionately adjusted to create final weights that sum to 100% for each target date index.

     4. In order to smooth variations in asset class allocations between target dates, a curve is fitted to the preliminary weight values for each asset class across target dates. Weights must be 0% or greater than or equal to 1%, and they must sum to 100%. Allocations along the fitted curve for each asset class and target date are designated as final index weights.

Eligible Securities. Each S&P Target Date index is comprised exclusively of iShares ETFs. To be eligible for inclusion in an index an ETF must track a benchmark that is broadly representative of a major asset class and be registered as an investment company under the 1940 Act. As of [December 31, 2007], the universe of eligible asset classes and the instruments used to represent each are:

ASSET CLASS              ISHARES ETF
U.S. Large Cap           iShares S&P 500 Index Fund
U.S. Mid Cap             iShares S&P MidCap 400 Index Fund
U.S. Small Cap           iShares S&P SmallCap 600 Index Fund
International Equities   iShares MSCI EAFE Index Fund
Emerging Markets         iShares MSCI Emerging Markets Index Fund
US REITs                 iShares Cohen & Steers Realty Majors Index Fund
Core Fixed Income        iShares Lehman Aggregate Bond Fund
Short Term Treasuries    iShares Lehman Short Treasury Bond Fund
TIPS                     iShares Lehman TIPS Bond Fund

Index Descriptions:

S&P Target Date Retirement Income Index (currently, 9 constituent funds):

          The S&P Target Date Retirement Income Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors nearing or already in retirement.

S&P Target Date 2010 Index (currently, 9 constituent funds):

          The S&P Target Date 2010 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2010 retirement horizon.

S&P Target Date 2015 Index (currently, 9 constituent funds):

          The S&P Target Date 2015 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2015 retirement horizon.

S&P Target Date 2020 Index (currently, 9 constituent funds):

          The S&P Target Date 2020 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2020 retirement horizon.

S&P Target Date 2025 Index (currently, 9 constituent funds):

          The S&P Target Date 2025 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2025 retirement horizon.

S&P Target Date 2030 Index (currently, 8 constituent funds):

          The S&P Target Date 2030 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2030 retirement horizon.

S&P Target Date 2035 Index (currently, 7 constituent funds):

          The S&P Target Date 2035 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2035 retirement horizon.

S&P Target Date 2040 Index (currently, 7 constituent funds):

          The S&P Target Date 2040 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2040 retirement horizon.

Index Changes. Index constituents are not expected to change between rebalancing periods. If, for any reason beyond S&P's control, a constituent is discontinued or substantially changed in terms of its investment mandate, the S&P Index Committee may elect to discontinue representation of the affected asset class within the index or designate a successor fund.

Additions. ETFs may be added to each index to improve its overall representation or investability, such additions being undertaken during a rebalancing period. Other additions, such as those made to replace deleted constituents, may be undertaken in between rebalancing intervals at S&P's discretion.

Deletions. An ETF may be removed from each index, at S&P's discretion, if it fails to offer acceptable tracking of its benchmark, for any other reason ceases to function as a reasonable proxy for its benchmark, or in the event of a material event that impairs the operating ability of a fund or its management company.

Rebalancing. Each index is rebalanced annually on January 31st of every year, with reference data as of December 31st of the prior year.

Investment Limitations

The Board has adopted certain fundamental and non-fundamental policies for the Funds. Each of these Funds may change its non-fundamental investment restrictions without a shareholder vote. The fundamental investment restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

Fundamental Investment Restrictions of the Funds. The Funds have adopted the following investment restrictions as fundamental policies. The Funds may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;

2. Purchase the securities of any single issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except that (i) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) a Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33/ 1//3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

4. Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

5. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities;

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

8. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Fund's securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Funds. The Funds are subject to the following investment restrictions, all of which are non-fundamental policies:

1. Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by such Fund;

2. Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
     (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

3. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;

4. Each Fund may not purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;

5. In accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities based on its Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy; and

6.   The investment objective of the Funds.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Trust, iShares, Inc., Master Investment Portfolio ("MIP") and Barclays Global Investors Funds ("BGIF"), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of ___ Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 26 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

                                                       Principal Occupation(s)                    Other Directorships Held by
Name (Age)                    Position                 During the Past 5 Years                              Director
------------------------  ----------------  ---------------------------------------------  -----------------------------------------
Interested Trustees

*Lee T. Kranefuss (46)    Trustee and       Global Chief Executive Officer                 Director of iShares, Inc. (since 2003);
                          Chairman          iShares/Intermediary Groups of BGI (since      Trustee of BGIF and MIP (since 2001).
                          (since 2003).     2008); Chief Executive Officer, iShares
                                            Intermediary Index and Market Group of BGI
                                            (2003-2008); Chief Executive Officer of the
                                            Intermediary Investor and Exchange Traded
                                            Products Business of BGI (2003-2005);
                                            Director of BGFA (since 2005); Director,
                                            President and Chief Executive Officer of
                                            Barclays Global Investors International, Inc.
                                            (since 2005); Director and Chairman of
                                            Barclays Global Investors Services (since
                                            2005); Chief Executive Officer of the
                                            Individual Investor Business of BGI
                                            (1999-2003).

*John E. Martinez (47)    Trustee           Co-Chief Executive Officer of Global Index     Director of iShares, Inc. (since 2003);
                          (since 2003).     and Markets Group of BGI (2001-2003);          Chairman, Independent Review Committee,
                                            Chairman of Barclays Global Investors          Canadian iShares Funds (since 2007).
                                            Services (2000-2003); Director, Barclays
                                            Global Investors UK Holdings, Inc.
                                            (2000-2003); Director of Real Estate Equity
                                            Exchange (since 2005).

----------
* Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund's investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                       Principal Occupation(s)                    Other Directorships Held by
Name (Age)                    Position                 During the Past 5 Years                              Director
------------------------  ----------------  ---------------------------------------------  -----------------------------------------
Independent Trustees

George G.C. Parker (69)   Trustee           Dean Witter Distinguished Professor of         Director of iShares, Inc. (since 2002);
                          (since 2000);     Finance, Emeritus, Stanford University:        Director of Continental Airlines, Inc.
                          Lead Independent  Graduate School of Business (since 1994).      (since 1996); Director of Community First
                          Trustee (since                                                   Financial Group (since 1995); Director of
                          2006).                                                           Tejon Ranch Company (since 1999);
                                                                                           Director of Threshold Pharmaceuticals
                                                                                           (since 2004); Director of NETGEAR, Inc.
                                                                                           (since 2007).

Cecilia H. Herbert (59)   Trustee           Chair of Investment Committee, Archdiocese of  Director of iShares, Inc. (since 2005).
                          (since 2005).     San Francisco (1994-2005); Director (since
                                            1998) and President (since 2007) of the

                                                       Principal Occupation(s)                    Other Directorships Held by
Name (Age)                    Position                 During the Past 5 Years                              Director
------------------------  ----------------  ---------------------------------------------  -----------------------------------------
                                            Board of Directors, Catholic Charities CYO;
                                            Trustee of Pacific Select Funds (2004-2005);
                                            Trustee of the Montgomery Funds (1992-2003);
                                            Trustee (since 2005) and Chair of Finance and
                                            Investment Committees (since 2006) of the
                                            Thacher School.

Charles A. Hurty (64)     Trustee           Retired; Partner, KPMG LLP (1968-2001).        Director of iShares, Inc. (since 2005);
                          (since 2005).                                                    Director of GMAM Absolute Return Strategy
                                                                                           Fund (1 portfolio) (since 2002); Director
                                                                                           of Citigroup Alternative Investments
                                                                                           Multi-Adviser Hedge Fund Portfolios LLC
                                                                                           (1 portfolio) (since 2002); Director of
                                                                                           CSFB Alternative Investments Fund (6
                                                                                           portfolios) (since 2005).

John E. Kerrigan (52)     Trustee           Chief Investment Officer, Santa Clara          Director of iShares, Inc. (since 2005);
                          (since 2005).     University (since 2002); Managing Director,    Member of Advisory Council for Commonfund
                                            Merrill Lynch (1994-2002).                     Distressed Debt Partners II (since 2004).

Robert H. Silver (53)     Trustee           President and Co-Founder of The Bravitas       Director of iShares, Inc. (since 2007);
                          (since 2007).     Group, Inc. (since 2006); Member,              Director and Member of the Audit and
                                            Non-Investor Advisory Board of Russia          Compensation Committee of EPAM Systems,
                                            Partners II, LP (since 2006); President and    Inc. (since 2006).
                                            Chief Operating Officer (2003-2005) and
                                            Director (1999-2005) of UBS Financial
                                            Services, Inc.; President and Chief Executive
                                            Officer of UBS Services USA, LLC (1999-2005);
                                            Managing Director, UBS America, Inc.
                                            (2000-2005); Director and Chairman of the
                                            YMCA of Greater NYC (since 2001); Broadway
                                            Producer (since 2006).

Darrell Duffie (54)       Trustee (since    Professor, Stanford University: Graduate       Director of iShares, Inc. (since June
                          June 2008).       School of Business (since 1984).               2008).

                                                                                        Principal Occupation(s)
Name (Age)                               Position                                       During the Past 5 Years
------------------------  --------------------------------------  ------------------------------------------------------------------
Officers

Michael A. Latham (42)    President                               Head of Americas iShares (since 2007); Chief Operating Officer of
                          (since 2007).                           the Intermediary Investors and Exchange Traded Products Business
                                                                  of BGI (since 2003-2007); Director and Chief Financial Officer of
                                                                  Barclays Global Investors International, Inc. (since 2005);
                                                                  Director of Mutual Fund Delivery in the U.S. Individual Investor
                                                                  Business of BGI (2000-2003).

Geoffrey D. Flynn (51)    Treasurer and Chief Financial Officer   Chief Operating Officer, U.S. iShares, BGI (since 2008);
                          (since 2007).                           Director, Mutual Fund Operations of BGI (since 2007); President,
                                                                  Van Kampen Investors Services (2003-2007); Managing Director,
                                                                  Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB
                                                                  (2002-2007).

Eilleen M. Clavere (56)   Secretary                               Head of Legal Administration of Intermediary Investors Business
                          (since 2007).                           of BGI (since 2006); Legal Counsel and Vice President of Atlas
                                                                  Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.
                                                                  (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (45)       Vice President and Chief Legal Officer  Associate General Counsel (since 2004) of BGI; First Vice
                          (since 2007).                           President of Merrill Lynch Investment Managers (1993-2004).

Amy Schioldager (45)      Executive Vice President                Head of U.S. Indexing, BGI (since 2006) of BGI; Head of Domestic
                          (since 2007).                           Equity Portfolio Management, BGI (2001-2006).

H. Michael Williams (47)  Executive Vice President                Vice Chairman - Capital Markets, BGI (since 2008); Head of Global
                          (since 2007).                           Index and Markets Group of BGI (2006- 2008); Global Head of
                                                                  Securities Lending, BGI (2002-2006).

Patrick O'Connor (40)     Vice President                          Head of iShares Portfolio Management, BGI (since 2006); Senior
                          (since 2007).                           Portfolio Manager, BGI (since 1999-2006).

Lee Sterne (42)           Vice President                          Head of U.S. Fixed Income Index and iShares, BGI (since 2007);
                          (since 2007).                           Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI
                                                                  (2001-2004).

                                                                                        Principal Occupation(s)
Name (Age)                               Position                                       During the Past 5 Years
------------------------  --------------------------------------  ------------------------------------------------------------------
Matt Tucker (35)          Vice President                          Head of U.S. Fixed Income Investment Solutions, BGI (since 2005);
                          (since 2007).                           Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income
                                                                  Portfolio Manager, BGI (1997-2003).

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.

The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a Fund is not listed below, the Trustee did not own any securities in that Fund as of the date indicated above:

                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in all
                                                                                                     Registered Investment
                                                                                Dollar Range of      Companies Overseen by
                                                                               Equity Securities      Trustee in Family of
  Name of Trustee                      Name of Index Fund                         in the Fund         Investment Companies
------------------   -------------------------------------------------------   -----------------   -------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund                $50,001-$100,000          Over $100,000
                     iShares Russell 3000 Index Fund                             Over $100,000

John E. Martinez     iShares MSCI EAFE Index Fund                                Over $100,000           Over $100,000
                     iShares Russell 1000 Index Fund                             Over $100,000
                     iShares Russell 1000 Value Index Fund                       Over $100,000
                     iShares Russell 2000 Index Fund                             Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000

George G.C. Parker   iShares Russell 2000 Index Fund                           $50,001-$100,000          Over $100,000
                     iShares Russell 2000 Value Index Fund                     $50,001-$100,000
                     iShares S&P 100 Index Fund                                  Over $100,000

                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in all
                                                                                                     Registered Investment
                                                                                Dollar Range of      Companies Overseen by
                                                                               Equity Securities      Trustee in Family of
  Name of Trustee                      Name of Index Fund                         in the Fund         Investment Companies
------------------   -------------------------------------------------------   -----------------   -------------------------
                     iShares S&P 500 Value Index Fund                            Over $100,000
                     iShares S&P MidCap 400 Index Fund                          $10,001-$50,000
                     iShares S&P MidCap 400 Value Index Fund                     Over $100,000
                     iShares S&P Small Cap 600 Index Fund                       $10,001-$50,000
                     iShares Russell 1000 Value Index Fund                       Over $100,000
                     iShares Dow Jones Select Dividend Index Fund                Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000
                     iShares MSCI Mexico Index Fund                              Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000

Cecilia H. Herbert   iShares FTSE/Xinhua China 25 Index Fund                     Over $100,000           Over $100,000
                     iShares MSCI Emerging Markets Index Fund                   $10,001-$50,000
                     iShares MSCI Hong Kong Index Fund                          $10,001-$50,000
                     iShares MSCI Japan Index Fund                              $10,001-$50,000
                     iShares Dow Jones U.S. Consumer Goods Sector Index Fund    $10,001-$50,000
                     iShares Russell 1000 Index Fund                            $10,001-$50,000
                     iShares S&P Global Telecommunications Sector Index Fund    $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund          $1-$10,000
                     iShares S&P 500 Index Fund                                  Over $100,000

Charles A. Hurty     iShares S&P 500 Index Fund                                 $10,001-$50,000          Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund                    $10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund              $10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund            $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index Fund        $10,001-$50,000
                     iShares MSCI EAFE Index Fund                               $10,001-$50,000
                     iShares MSCI Japan Index Fund                              $10,001-$50,000
                     iShares Dow Jones Select Dividend Index Fund               $10,001-$50,000

John E. Kerrigan     iShares MSCI Japan Index Fund                               Over $100,000           Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund                    Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000

Robert H. Silver     iShares Dow Jones U.S. Broker-Dealers Index Fund            Over $100,000           Over $100,000
                     iShares MSCI EAFE Index Fund                                Over $100,000
                     iShares S&P 500 Index Fund                                  Over $100,000

                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in all
                                                                                                     Registered Investment
                                                                                Dollar Range of      Companies Overseen by
                                                                               Equity Securities      Trustee in Family of
  Name of Trustee                      Name of Index Fund                         in the Fund         Investment Companies
------------------   -------------------------------------------------------   -----------------   -------------------------
                     iShares Russell 2000 Index Fund                             Over $100,000

Darrell Duffie       N/A                                                               $0                      $0

As of December 31, 2007, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BGFA or the Distributor.

Remuneration of Trustees. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $90,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2007 through December 31, 2007, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2007:

                                                                                    Total
                                               Pension or                       Compensation
                               Aggregate       Retirement        Estimated        From the
                             Compensation   Benefits Accrued       Annual           Fund
                               from the     As Part of Trust    Benefits Upon     and Fund
Name of Interested Trustee       Trust        Expenses /1/     Retirement /1/    Complex /2/
--------------------------   ------------   ----------------   --------------   ------------
Lee T. Kranefuss/3/ ......     $     0       Not Applicable    Not Applicable     $      0
John E. Martinez .........     $75,000       Not Applicable    Not Applicable     $150,000

----------
/1/ No Trustee or officer is entitled to any pension or retirement benefits from the Trust.

/2/ Includes compensation for service on the Board of Directors of iShares, Inc.

/3/ Lee T. Kranefuss was not compensated by the Trust due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Trustee for the calendar year ended December 31, 2007:

                                                                                        Total
                                                   Pension or                       Compensation
                                   Aggregate       Retirement        Estimated        From the
                                 Compensation   Benefits Accrued       Annual           Fund
                                   from the     As Part of Trust    Benefits Upon     and Fund
Name of Independent Trustee /1/      Trust        Expenses /2/     Retirement /2/    Complex /3/
-------------------------------  ------------   ----------------   --------------   ------------
George G. C. Parker ..........     $100,000      Not Applicable    Not Applicable     $200,000
John E. Kerrigan .............     $ 75,000      Not Applicable    Not Applicable     $150,000
Charles A. Hurty .............     $ 95,000      Not Applicable    Not Applicable     $190,000
Cecilia H. Herbert ...........     $ 75,000      Not Applicable    Not Applicable     $150,000
Robert H. Silver* ............     $ 56,250      Not Applicable    Not Applicable     $112,500

----------
*    Appointed to serve as Independent Trustee of the Trust effective March 9,
     2007.

/1/ Compensation is not shown for Darrell Duffie because he was appointed to serve as Independent Trustee of the Trust effective June 18, 2008

/2/ No Trustee or officer is entitled to any pension or retirement benefits from the Trust.

/3/ Includes compensation for service on the Board of Directors of iShares, Inc.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Funds as they had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust, on behalf of each Fund, and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) set forth below.

Fund                                                   Management Fee
----------------------------------------------------   --------------
iShares S&P Target Date Retirement Income Index Fund            ____%
iShares S&P Target Date 2010 Index Fund                         ____%
iShares S&P Target Date 2015 Index Fund                         ____%
iShares S&P Target Date 2020 Index Fund                         ____%
iShares S&P Target Date 2025 Index Fund                         ____%
iShares S&P Target Date 2030 Index Fund                         ____%
iShares S&P Target Date 2035 Index Fund                         ____%
iShares S&P Target Date 2040 Index Fund                         ____%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of U.S. federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Funds, but (ii) do not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Underlying Funds. BGFA serves as investment adviser to each of the Underlying Funds. Each Fund, as a shareholder of the Underlying Funds, bears a pro rata share of the Underlying Funds' advisory fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of ___, 2008, but BGFA may add, eliminate or replace Underlying Funds at any time.

Underlying Fund                                       Advisory Fee
-----------------------------------------------       -------------
iShares S&P 500 Index Fund                             0.0945%
iShares S&P MidCap 400 Index Fund                        0.20%
iShares S&P SmallCap 600 Index Fund                      0.20%
iShares Cohen & Steers Realty Majors Index Fund          0.35%
iShares MSCI EAFE Index Fund                             0.34%/(1)/
iShares MSCI Emerging Markets Index Fund                 0.74%/(2)/
iShares Lehman Aggregate Bond Fund                       0.20%
iShares Lehman Short Treasury Bond Fund                  0.15%
iShares Lehman TIPS Bond Fund                            0.20%

----------
/(1)/ For its investment services to the iShares MSCI EAFE Index Fund, BGFA is paid a management fee equal to 0.35% per year of iShares MSCI EAFE Index Fund's aggregate net assets less than or equal to $30 billion, plus 0.32% per year of the aggregate net assets greater than $30 billion and less than $60 billion, plus 0.28% per year of the aggregate average net assets in excess of $60 billion.

/(2)/ For its investment services to the iShares MSCI Emerging Markets Index
      Fund, BGFA is paid a management fee based on the iShares MSCI Emerging Markets Index Fund's allocable portion of the aggregate average daily net assets of the iShares MSCI Emerging Markets Index Fund and the iShares MSCI BRIC Index Fund as follows: 0.75% per year of the first $14 billion, plus 0.68% per year of the aggregate average of the daily net assets of those funds between $14 billion and $28 billion, plus 0.61% per year of the aggregate average of the daily net assets of those funds in excess of $28 billion.

Portfolio Managers. The individuals named as Portfolio Managers in the Funds' Prospectus are primarily responsible for the day-to-day management of other iShares funds and certain other portfolios and/or accounts as indicated in the tables below as of [________], 2008:

Diane Hsiung

Types of Accounts                         Number   Total Assets
---------------------------------------   ------   ------------
Registered Investment Companies .......            $
Other Pooled Investment Vehicles ......            $
Other Accounts ........................            $
Companies, Vehicles or Accounts with
   Incentive-Based Fee Arrangements ...            $

Greg Savage

Types of Accounts                         Number   Total Assets
---------------------------------------   ------   ------------
Registered Investment Companies .......            $
Other Pooled Investment Vehicles ......            $
Other Accounts ........................            $
Companies, Vehicles or Accounts with
   Incentive-Based Fee Arrangements ...            $

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the iShares funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of [________], 2008:

Diane Hsiung

                                        Number of
                                   Other Accounts with
                                     Performance Fees    Aggregate of
                                         Managed         Total Assets
                                   -------------------   ------------
Registered Investment Companies            N/A               N/A
Other Pooled Investment Vehicles           N/A               N/A
Other Accounts                             N/A               N/A

Greg Savage

                                        Number of
                                   Other Accounts with
                                     Performance Fees    Aggregate of
                                         Managed         Total Assets
                                   -------------------   ------------
Registered Investment Companies            N/A               N/A
Other Pooled Investment Vehicles           N/A               N/A
Other Accounts                             N/A               N/A

As of ________, 2008, with respect to all iShares funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various Barclays Global Investors companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. BGFA also operates a mandatory bonus deferral plan for employees whose bonuses exceed certain thresholds which generally becomes payable three years after grant. One half of the mandatory deferral award is "notionally invested" in funds managed by BGI, and the other half is provisionally allocated to shares in Barclays PLC (the ultimate parent company of BGFA). Thus, the value of the final award may be increased or decreased over the three-year period. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees" (within the meaning of ERISA Section 401(a)) as so specified under the terms of BGI's compensation deferral plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that plan.

If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BGI's Voluntary Levered Alpha Participation Plan ("VLAPP"), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be "notionally invested" in a fund(s) managed by BGI over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund's return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award's notional investment.

Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Levered Alpha Participation Plan ("LAPP"). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be "notionally invested" in a fund(s) managed by BGI. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund's return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award's notional investment.

Prior to December 31, 2007, Portfolio Managers were eligible for selection, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award was "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award was not notionally invested, the original award amount was paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options generally vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of [________], 2008, the Portfolio Managers did not beneficially own any shares of the Funds.

Codes of Ethics. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, pursuant to a Delegation Agreement with the Trust, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. The Funds are based upon Underlying Indexes compiled by S&P. S&P is not affiliated with the Funds or with BGI or BGI's affiliates. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with S&P. BGI has provided the sublicense to the Funds without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

Additional Information Concerning the Trust

Shares. The Trust currently consists of more than ___ separate investment portfolios called funds. The Trust issues shares of beneficial interests in each Fund with no par value. The Board may designate additional iShares funds.

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that if the matter being voted on affects only a particular fund, or if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash and securities.

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, (as observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (i.e., the Deposit Securities), which constitutes an optimized representation, of the securities of the relevant Fund's Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

For certain Funds, the portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities a Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as the case may be, in connection with a purchase or redemption of a Creation Unit, will correspond pro rata, to the extent practicable, to the securities held by a Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The function of the cash component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the (subject to amendments) Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business
Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities change pursuant to the changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a "cash in-lieu" amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a "cash-in-lieu" amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the relevant Underlying Index or resulting from certain corporate actions.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see the Book-Entry section of the Prospectus), and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All creation orders must be placed for one or more Creation Units and, whether through a Participating Party or a DTC Participant, must be received by the Distributor in proper form no later than the closing time of the regular trading session of the Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date. Each of the Funds is hereinafter referred to as a "Domestic Fund". The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor's broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers has executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities.

Investors placing orders for Creation Units of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds is the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+2. In certain cases Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such date; and
(ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern Time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 0.1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Units of Funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern Time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern Time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject any creation order for shares of the Fund transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) circumstances outside the control of the Trust, State Street, the Distributor or BGFA would make it impossible or impracticable to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street, the sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order. The Trust, State Street, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. When the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the

"cash in lieu" portion of its investment up to a maximum additional variable charge as indicated in the table below. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard creation transaction fees and the maximum additional variable charges:

                                                            Standard      Maximum
                                                            Creation    Additional
                                                          Transaction    Variable
                                                              Fee         Charge*
                                                          -----------   ----------
iShares S&P Target Date Retirement Income Index Fund...       $___         ___%
iShares S&P Target Date 2010 Index Fund................       $___         ___%
iShares S&P Target Date 2015 Index Fund................       $___         ___%
iShares S&P Target Date 2020 Index Fund................       $___         ___%
iShares S&P Target Date 2025 Index Fund................       $___         ___%
iShares S&P Target Date 2030 Index Fund................       $___         ___%
iShares S&P Target Date 2035 Index Fund................       $___         ___%
iShares S&P Target Date 2040 Index Fund................       $___         ___%

----------
*    As a percentage of the amount invested.

Redemption of Shares in Creation Units. Shares of each Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

BGFA and the Distributor makes available through NSCC immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (such difference, the "Cash Redemption Amount"), less the redemption transaction fee set forth below. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to such difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities, may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act. An Authorized Participant may request a redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Where the Trust permits in-kind redemptions and substitutes cash in lieu of redeeming a portion of the Fund securities, the redeeming investor will be assessed an additional variable charge on the cash in lieu portion of its redemption proceeds, up to a maximum additional variable charge as indicated in the table below. The redemption transaction fees for redemptions in-kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are set forth below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard redemption transaction fees and the maximum additional variable charges:

                                                            Standard      Maximum
                                                            Creation    Additional
                                                          Transaction    Variable
                                                              Fee         Charge*
                                                          -----------   ----------
iShares S&P Target Date Retirement Income Index Fund...       $___         ___%
iShares S&P Target Date 2010 Index Fund................       $___         ___%
iShares S&P Target Date 2015 Index Fund................       $___         ___%
iShares S&P Target Date 2020 Index Fund................       $___         ___%
iShares S&P Target Date 2025 Index Fund................       $___         ___%
iShares S&P Target Date 2030 Index Fund................       $___         ___%
iShares S&P Target Date 2035 Index Fund................       $___         ___%
iShares S&P Target Date 2040 Index Fund................       $___         ___%

----------
*    As a percentage of the amount invested.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Units of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined on such date. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Units of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern Time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Taxes

Regulated Investment Company Qualification. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than the securities of other RICs) or the securities of one or more qualified publicly-traded partnerships.

Although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. The Underlying Funds, if invested in foreign securities, may be subject to foreign income taxes. Each Underlying Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Underlying Fund. Because each Fund will be invested primarily in Underlying Funds rather than foreign stocks and securities, the Funds will not be able to pass through any foreign tax credit to their shareholders.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or capital gain distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Short-term capital gain earned by an Underlying Fund will be ordinary income when distributed to a Fund and will not be offset by the Fund's capital losses.

If an individual receives a regular dividend qualifying for the long-term capital gain rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount. Dividends paid by an Underlying Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate (currently 28%), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and the amount withheld may be credited against a shareholder's U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. An Underlying Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the IRC (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Underlying Fund as a RIC.

An Underlying Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Underlying Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Underlying Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Underlying Fund.

As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Qualified Dividend Income. Distributions by a Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations but generally not a U.S. real estate investment trust ("REITs") and certain foreign corporations (e.g., foreign corporations which are not "passive foreign investment companies" and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the security of which is readily tradable on an established securities market in the U.S.). Under current IRS guidance, the United States has an appropriate comprehensive income tax treaty with each of the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, South Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela. A dividend from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the Underlying Fund that paid the dividend or the Underlying Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Underlying Fund, the Fund, or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC. Dividend received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains.

If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as eligible for qualified dividend income treatment or for the dividends received deduction. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible. Consult your financial intermediary or tax advisor.

Excess Inclusion Income. Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by an Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." To Fund shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes;
(iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause an Underlying Fund or a Fund to be subject to tax if certain "disqualified organizations" as defined by the Code are Fund shareholders.

Foreign Investments. Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as
Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gain or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Underlying Fund were to elect otherwise.

Passive Foreign Investment Companies. If an Underlying Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains.

If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Underlying Fund may make a mark-to-market election that will result in the Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Underlying Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The Underlying Funds will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses or upon the sale or other disposition of shares of a Fund.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Reporting. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares of a Fund should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Funds have no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. ________________, located at ________________ serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns share; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

Appendix A

DESCRIPTION OF BOND RATINGS

Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

The descriptions below relate to corporate bonds and are not applicable to the other types of securities.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

                                       A

Should no rating be assigned, the reason may be one of the following:

1.   An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.   There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on funds employeds.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                                       B

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred and not where a default is only expected.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial

                                       C
     commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                       D

Notes to Long-term and Short-term ratings

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F-l."

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

BGI-F-___-_____

                                       E
                                  iShares Trust
                        File Nos. 333-92935 and 811-09729
                                     Part C
                                Other Information

Item 23. Exhibits:

                                                                       PEA # 156

Exhibit
 Number   Description
-------   ----------------------------------------------------------------------
(a) Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 ("PEA No. 53").

(a.1) Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

(b) Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 ("PEA No. 74").

(c)       Not applicable.

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 ("PEA No. 2").

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and BGFA is incorporated herein by reference to Post-Effective Amendment No. 149, filed June 25, 2008 ("PEA No. 149").

(d.3) Investment Management Agreement, dated December 19, 2001, between iShares, Inc. and BGFA is incorporated herein by reference to PEA No. 149.

(d.4) Schedule A to Investment Management Agreement is incorporated herein by reference to PEA No. 149.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company ("SEI") is incorporated herein by reference to PEA No. 2.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 149.

(f)       Not applicable.

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")(1) is incorporated herein by reference to PEA No. 2.

(g.2) Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 ("PEA No. 45").

(g.3) Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4) Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5) Appendix A to the Custodian Agreement is incorporated herein by reference to PEA No. 149.

(h.1) Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors ("BGI") is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 ("PEA No. 78").

(h.2) Appendix A to Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 149.

(h.3) Delegation Agreement between the Trust and IBT(1) is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.4) Administration Agreement between the Trust and IBT(1) is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.5) Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to Exhibit (h.6) to PEA No. 45.

(h.6) Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to Exhibit (h.7) to PEA No. 45.

(h.7) Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 75, filed March 26, 2007.

(h.8) Appendix A to the Administration Agreement is incorporated herein by reference to PEA No. 149.

(h.9) Transfer Agency and Service Agreement between the Trust and IBT(1) is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.10) Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.11) to PEA No. 45.

(h.11) Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.12) to PEA No. 45.

(h.12) Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.13) to PEA No. 45.

(h.13) Appendix A to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 149.

(h.14) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

(h.15) Amendment to Sublicense Agreement between BGI and the Trust for the iShares S&P Funds is incorporated herein by reference to PEA No. 149.

(h.16) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.17) Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43").

(h.18) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.19) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.20) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 114, filed November 9, 2007 ("PEA No. 114").

(h.21) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.22) Amendment to Sublicense Agreement between BGI and the Trust for the iShares MSCI Funds is incorporated herein by reference to PEA No. 149.

(h.23) Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.24) Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.25) Sublicense Agreement between BGI and the Trust for iShares iBoxx $ High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund is incorporated herein by reference to PEA No. 114.

(h.26) Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.27) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.28) Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.29) Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.30) Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.31) Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.32) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares KLD 400 Social Index Fund is incorporated herein by reference to Exhibit (h.31) to PEA No. 114.

(h.33) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

(h.34) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 93, filed July 30, 2007.

(h.35) Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds is incorporated herein by reference to Exhibit (h.35) to PEA No. 114.

(h.36) Sublicense Agreement between BGI and the Trust for iShares JPMorgan USD Emerging Markets Bond Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 101, filed September 27, 2007.

(h.37) Sublicense Agreement between BGI and the Trust for iShares FTSE China (HK Listed) Index Fund to be filed by amendment.

(i) Legal Opinion and Consent of Richards, Layton & Finger P.A. to be filed by amendment.

(j)       Consent of _______ to be filed by amendment.

(k)       Not applicable.

(l.1) Subscription Agreement between the Trust and SEI is incorporated herein by reference to Post-Effective Amendment No. 130, filed April 2, 2008.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)       Not applicable.

(n)       Not applicable.

(o)       Not applicable.

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

(p.2)     BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)     Code of Ethics for SEI is incorporated herein by reference to PEA No.
          45.

(q.1) Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, John E. Kerrigan, Charles A. Hurty, and Robert H. Silver are incorporated herein by reference to PEA No. 102, filed October 1, 2007 ("PEA No. 102").

(q.2) Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to PEA No. 144, filed June 23, 2008 ("PEA No. 144").

Item 24. Persons Controlled By or Under Common Control with Registrant:

                                                        Percentage of
                                                          Ownership
                                                        -------------
iShares Dow Jones EPAC Select Dividend Index Fund
Merrill Lynch Safekeeping                                   30.86%

iShares Dow Jones U.S. Insurance Index Fund
Citigroup Global Markets, Inc.                              27.96%

iShares FTSE NAREIT Mortgage REITs Index Fund
Citigroup Global Markets, Inc.                              29.24%

iShares FTSE NAREIT Real Estate 50 Index Fund
Goldman, Sachs Execution & Clearing, L.P.                   52.73%

iShares FTSE NAREIT Retail Index Fund
Timber Hill, LLC                                            62.85%

iShares Lehman 1-3 Year Treasury Bond Fund
Deutsche Bank Securities Inc./Cedear                        34.79%

iShares Lehman 10-20 Year Treasury Bond Fund
First Clearing, LLC                                         29.24%

iShares Lehman Intermediate Credit Bond Fund
First Clearing, LLC                                         27.54%

iShares Lehman MBS Bond Fund
First Clearing, LLC                                         46.21%

iShares Morningstar Mid Growth Index Fund
First Clearing, LLC                                         45.00%

iShares NYSE 100 Index Fund
First Clearing, LLC                                         29.95%

iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc.                                  26.18%

iShares Russell Microcap(TM) Index Fund
Charles Schwab & Co., Inc.                                  27.33%

iShares S&P Global 100 Index Fund
Mellon Trust of New England, National Association           25.89%

iShares S&P Global Consumer Staples Sector Index Fund
Brown Brothers Harriman & Co.                               28.24%

iShares S&P Global Utilities Sector Index Fund
Brown Brothers Harriman & Co.                               30.17%

Item 25. Indemnification:

The Trust (also referred to in this section as the "Fund") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT(1) shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT(1), its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT's(1) indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT(1).

The Custodian Agreement provides that IBT(1) shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT(1), its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT's(1) indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT(1).

The Distribution Agreement provides that SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands,
(a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI's breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI's failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an "Indemnified Party") from and against any loss, liability, cost and expense (including attorneys' fees) incurred by such Indemnified Party as a result of
(i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims ("Loss") to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 400 Howard Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position   Principal Business(es) During the Last Two Fiscal Years
-----------------   ---------------------------------------------------------
Blake Grossman      Director and Chairman of the Board of Directors of BGFA and
Chairman            Chief Executive Officer and Director of BGI, 400 Howard
                    Street, San Francisco, CA 94105

Chris McCrum        Chief Financial Officer of BGFA and Chief Financial Officer
Officer             and Cashier of BGI, 400 Howard Street, San Francisco, CA
                    94105

Rohit Bhagat        Director and Chief Operating Officer of BGFA and BGI, 400
Director            Howard Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

SEI Daily Income Trust                                  July 15, 1982
SEI Liquid Asset Trust                                  November 29, 1982
SEI Tax Exempt Trust                                    December 3, 1982
SEI Index Funds                                         July 10, 1985
SEI Institutional Managed Trust                         January 22, 1987
SEI Institutional International Trust                   August 30, 1988
The Advisors' Inner Circle Fund                         November 14, 1991
The Advisors' Inner Circle Fund II                      January 28, 1993
Bishop Street Funds                                     January 27, 1995
SEI Asset Allocation Trust                              April 1, 1996
SEI Institutional Investments Trust                     June 14, 1996
Oak Associates Funds                                    February 27, 1998
CNI Charter Funds                                       April 1, 1999
iShares, Inc.                                           January 28, 2000
Optique Funds, Inc.                                     November 1, 2000
Causeway Capital Management Trust                       September 20, 2001
Barclays Global Investors Funds                         March 31, 2003
SEI Opportunity Fund, LP                                October 1, 2003
The Arbitrage Funds                                     May 17, 2005
The Turner Funds                                        January 1, 2006
ProShares Trust                                         November 14, 2005
Community Reinvestment Act Qualified Investment Fund    January 8, 2007
Accessor Funds, Inc.                                    March 1, 2007
SEI Alpha Strategy Portfolios, LP                       June 29, 2007
TD Asset Management USA Funds                           July 25, 2007
SEI Structured Credit Fund, LP                          July 31, 2007

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                                              Position and Office               Positions and Offices
Name                                           with Underwriter                     with Registrant
--------------------------   -----------------------------------------------    ---------------------
William M. Doran             Director                                                     --
Edward D. Loughlin           Director                                                     --
Wayne M. Withrow             Director                                                     --
Kevin Barr                   President & Chief Executive Officer                          --
Maxine Chou                  Chief Financial Officer & Treasurer                          --
Thomas Rodman                Chief Operations Officer                                     --
John Munch                   General Counsel & Secretary                                  --
Karen LaTourette             Chief Compliance Officer, Anti-Money Laundering
                             Officer & Assistant Secretary                                --
Mark J. Held                 Senior Vice President                                        --
Lori L. White                Vice President & Assistant Secretary                         --
Robert Silvestri             Vice President                                               --
John Coary                   Vice President & Assistant Secretary                         --
Michael Farrell              Vice President                                               --
Robert McCarthy              Vice President                                               --
John Cronin                  Vice President                                               --

(c)  Not applicable.

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules there under (collectively, the "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

----------
/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 156 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of July, 2008.


                                        By:
                                              ----------------------------------
                                              Michael A. Latham*
                                              President
                                        Date: July 18, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 156 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                                        By:
                                              ----------------------------------
                                              Lee T. Kranefuss*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              John E. Martinez*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              George G. C. Parker*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              Cecilia H. Herbert*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              Charles A. Hurty*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              John E. Kerrigan*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              Robert H. Silver*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              Darrell Duffie*
                                              Trustee
                                        Date: July 18, 2008


                                              ----------------------------------
                                              Michael A. Latham*
                                              President
                                        Date: July 18, 2008

                                              /s/ Geoffrey D. Flynn
                                              ----------------------------------
                                              Geoffrey D. Flynn
                                              Treasurer
                                        Date: July 18, 2008


                                              /s/ Geoffrey D. Flynn
                                              ----------------------------------
                                              *By: Geoffrey D. Flynn
                                              Attorney-in-fact
                                        Date: July 18, 2008

----------
* Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to PEA No. 102. Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to PEA No. 144.